Deferred Income Tax and Income Tax Expense - Summary of Tax Impacts Recognized Directly To Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Loss on valuation of available-for-sale securities, Before recognition		₩ (5,561)	₩ 9,347
Gain on valuation of financial assets at fair value through other comprehensive income, Before recognition	₩ 59,384
Gain (loss) on valuation of hedge instruments (loss)liabilities, Before recognition	(36,756)	40,694	(14,611)
Remeasurements of net defined benefit liabilities, Before recognition	(116,324)	(110,768)	5,558
Share of Gain (loss) of associates and joint ventures, and others, Before recognition	(1,036)	13,410	(641)
Exchange differences on translation for foreign operations, Before recognition	3,989	(27,865)	(7,133)
Total, Before recognition	(90,743)	(90,090)	(7,480)
Loss on valuation of available-for-sale securities, Tax effect		1,346	(2,262)
Gain on valuation of financial assets at fair value through other comprehensive income, Tax effect	(15,573)
Gain (loss) on valuation of hedge instruments (loss)liabilities, Tax effect	9,745	(9,848)	3,536
Remeasurements of net defined benefit liabilities, Tax effect	42,813	26,806	(1,345)
Share of Gain (loss) of associates and joint ventures, and others, Tax effect	179	(3,245)	155
Exchange differences on translation for foreign operations, Tax effect	(1,049)	6,743	1,726
Total, Tax effect	36,115	21,802	1,810
Loss on valuation of available-for-sale securities, After recognition		(4,215)	7,085
Gain on valuation of financial assets at fair value through other comprehensive income, After recognition	43,811
Gain (loss) on valuation of hedge instruments (loss)liabilities, After recognition	(27,011)	30,846	(11,075)
Remeasurements of net defined benefit liabilities, After recognition	(73,511)	(83,962)	4,213
Share of Gain (loss) of associates and joint ventures, and others, After recognition	(857)	10,165	(486)
Exchange differences on translation for foreign operations, After recognition	2,940	(21,122)	(5,407)
Total other comprehensive loss	₩ (54,628)	₩ (68,288)	₩ (5,670)